GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 55.9%

Capital Markets – 27.5%(a)
Apollo Investment Corp.	9,806	$66,190
Ares Capital Corp.	9,302	100,275
Bain Capital Specialty Finance, Inc.	8,584	79,574
Barings BDC, Inc.	16,638	124,452
BlackRock TCP Capital Corp.	12,224	76,400
Cohen & Steers, Inc.	2,759	125,396
FS KKR Capital Corp.	28,211	84,633
Golub Capital BDC, Inc.	9,438	118,541
Hercules Capital, Inc.	12,223	93,384
Main Street Capital Corp.	3,968	81,384
New Mountain Finance Corp.	12,527	85,184
Oaktree Specialty Lending Corp.	31,293	101,389
Prospect Capital Corp.	26,199	111,346
Solar Capital Ltd.	8,326	96,915
TPG Specialty Lending, Inc.	8,024	111,694
Total Capital Markets		1,456,757

Energy Equipment & Services – 0.5%
USA Compression Partners LP(b)	5,336	30,202

Equity Real Estate Investment Trust (REIT) – 1.6%
Apple Hospitality REIT, Inc.	9,182	84,199

Mortgage Real Estate Investment Trust (REIT) – 15.5%
AGNC Investment Corp.	8,343	88,269
Annaly Capital Management, Inc.	15,442	78,291
Apollo Commercial Real Estate Finance, Inc.	7,887	58,521
ARMOUR Residential REIT, Inc.	8,394	73,951
Chimera Investment Corp.	7,009	63,782
Granite Point Mortgage Trust, Inc.	7,943	40,271
Invesco Mortgage Capital, Inc.	8,609	29,357
KKR Real Estate Finance Trust, Inc.	7,158	107,442
MFA Financial, Inc.	18,842	29,205
PennyMac Mortgage Investment Trust	6,524	69,285
Redwood Trust, Inc.	8,954	45,307
Starwood Property Trust, Inc.	5,899	60,465
TPG RE Finance Trust, Inc.	7,175	39,391
Two Harbors Investment Corp.	9,887	37,669
Total Mortgage Real Estate Investment Trust (REIT)		821,206

Oil, Gas & Consumable Fuels – 10.8%
Black Stone Minerals LP(b)	7,251	33,935
BP Midstream Partners LP(b)	5,964	55,525
CNX Midstream Partners LP(b)	5,789	46,891
Crestwood Equity Partners LP(b)	2,926	12,377
Energy Transfer LP(b)	7,072	32,531
Holly Energy Partners LP(b)	4,064	57,018
MPLX LP(b)	3,577	41,565
NuStar Energy LP(b)	3,521	30,245

See accompanying Notes to Consolidated Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (Continued)

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil, Gas & Consumable Fuels (continued)
PBF Logistics LP(b)	4,442	$30,028
Plains All American Pipeline LP(b)	4,886	25,798
SFL Corp. Ltd. (Norway)	6,294	59,604
Shell Midstream Partners LP(b)	4,574	45,649
Sunoco LP(b)	2,996	46,857
Williams Cos., Inc. (The)	3,860	54,619
Total Oil, Gas & Consumable Fuels		572,642
Total Common Stocks (Cost $5,677,551)		2,965,006

INVESTMENT COMPANIES – 42.3%
Aberdeen Global Premier Properties Fund	31,252	132,508
Aberdeen Total Dynamic Dividend Fund	22,810	150,090
Advent Claymore Convertible Securities and Income Fund	13,173	140,161
BlackRock Enhanced Global Dividend Trust	18,543	153,721
BlackRock Enhanced International Dividend Trust	35,083	157,873
BlackRock Resources & Commodities Strategy Trust	25,692	129,488
Clough Global Opportunities Fund	21,196	151,975
Nuveen Floating Rate Income Fund	20,493	154,722
Nuveen Floating Rate Income Opportunity Fund	20,743	154,120
Tri-Continental Corp.	7,183	150,197
Voya Global Equity Dividend and Premium Opportunity Fund	32,237	147,001
Voya Infrastructure Industrials and Materials Fund	17,290	140,568
Western Asset Global High Income Fund, Inc.	20,514	153,445
Western Asset High Income Fund II, Inc.	30,562	153,116
Western Asset High Income Opportunity Fund, Inc.	40,795	171,747
Total Investment Companies (Cost $2,930,280)		2,240,732

MONEY MARKET FUND – 1.9%
BlackRock Treasury Trust, Institutional Class, 0.21%(c) (Cost $102,594)	102,594	102,594
Total Investments – 100.1% (Cost $8,710,425)		5,308,332
Liabilities in Excess of Other Assets – (0.1)%		(6,387)
Net Assets – 100.0%		$5,301,945

See accompanying Notes to Consolidated Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (Continued)

March 31, 2020 (Unaudited)

(a)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Master Limited Partnership (“MLP”)
(c)	Rate shown reflects the 7-day yield as of March 31, 2020.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$2,965,006	$–	$–	$2,965,006
Investment Companies	2,240,732	–	–	2,240,732
Money Market Fund	102,594	–	–	102,594
Total	$5,308,332	$–	$–	$5,308,332

As of March 31, 2020, there were no Level 3 investments held in the Fund.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See accompanying Notes to Consolidated Schedule of Investments.